Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue

The following table presents revenue for the year ended September 30, 2024, 2023 and 2022 by business lines:

	2024	2023	2022
Revenue
Sales of steel piping products	$73,635,012	$83,113,259	$74,702,625
Production service revenue	635,417	1,219,041	1,663,523
Total revenue	$74,270,429	$84,332,300	$76,366,148

Schedule of Revenues by Geographic Areas

The following table presents revenues by geographic areas for the year ended September 30, 2024.

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$60,079,920	80.89%
USA	7,814,677	10.52%
Singapore	3,767,180	5.07%
The United Arab Emirates	776,416	1.05%
India	748,168	1.01%
Other foreign countries	1,084,068	1.46%

The following table presents revenues by geographic areas for the year ended September 30, 2023.

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$73,744,662	87.45%
USA	7,146,478	8.47%
India	1,596,243	1.89%
United Mexican States	577,416	0.68%
Australia	385,111	0.46%
Other foreign countries	882,390	1.05%

The following table presents revenues by geographic areas for the year ended September 30, 2022:

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$64,787,186	84.69%
USA	7,628,332	9.97%
Taiwan	1,296,863	1.70%
Australia	1,191,512	1.56%
Marshall Islands	730,039	0.95%
Other foreign countries	868,364	1.13%